Finance Debt - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2018 USD ($) Bank	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Increase in current and non-current debt	$ 356
Proceeds from financing	8,149	$ 13,765
Financing	91,516		$ 109,046
Repayment of principal and interest	$ 27,072
Capitalization rate used for capitalization borrowing costs	6.36%	6.18%
Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Number of banks in syndicate | Bank	17
China Development Bank [Member]
Disclosure of detailed information about borrowings [line items]
Description of terms of collateral financing agreements	Company’s debt is unsecured, but certain specific funding instruments to promote economic development are collateralized.Financing agreements with China Development Bank (CDB) maturing in 2026 and 2027 are also collateralized based on future oil exports for specific buyers limited to 200 thousand barrels per day up to 2019, 300 thousand barrels per day from 2020 to 2026, and 100 thousand barrels per day in 2027. This collateral may not exceed the amount of the related debt
China Development Bank [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maximum collateral amount pledged	$ 10,125		10,815
Capital market [member]
Disclosure of detailed information about borrowings [line items]
Financing	1,962
Banking market [member]
Disclosure of detailed information about borrowings [line items]
Financing	5,120
Finance debt with export credit agencies [member]
Disclosure of detailed information about borrowings [line items]
Financing	984
Level 1 [member] | Market comparable prices [member]
Disclosure of detailed information about borrowings [line items]
Fair value of finance debt	47,977		54,248
Level 2 [member] | Discounted cash flow [member]
Disclosure of detailed information about borrowings [line items]
Fair value of finance debt	52,646		$ 62,373
Global bonds [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest	11,760
Net premium paid to bond holders	362
Banking loans [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest	9,454
Financings with BNDES [member]
Disclosure of detailed information about borrowings [line items]
Repayment of principal and interest	$ 687